Income tax and social contribution on adjustments recognized directly in equity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax And Social Contribution On Adjustments Recognized Directly In Equity Before Tax [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	R$ (15,789,132)	R$ (200,532)	R$ 10,027,427
Exchange differences on translations of foreign operations	(19,107)	235,863	73,867
Other	134,236	(39,523)	(371,887)
Total	(15,674,003)	(4,192)	9,729,407
Income Tax And Social Contribution On Adjustments Recognized Directly In Equity Tax Expense Benefit [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	6,625,497	218,123	(4,231,992)
Exchange differences on translations of foreign operations
Other	(60,406)	17,930	167,349
Total	6,565,091	236,053	(4,064,643)
Income Tax And Social Contribution On Adjustments Recognized Directly In Equity Net Of Tax [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	(9,163,635)	17,591	5,795,435
Exchange differences on translations of foreign operations	(19,107)	235,863	73,867
Other	73,830	(21,593)	(204,538)
Total	R$ (9,108,912)	R$ 231,861	R$ 5,664,764